PRINCIPAL ACCOUNTING POLICIES - Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial information of the Group's VIEs
Total revenues	$ 550,061	¥ 3,781,946	¥ 2,881,215	¥ 2,372,695
Net income (loss)	180,996	1,244,441	372,763	565,187
Net cash provided by (used in) operating activities	260,773	1,792,942	1,441,563	1,074,207
Net cash provided by (used in) investing activities	(331,641)	(2,280,197)	(1,434,256)	(489,328)
Net cash provided by financing activities	21,107	145,121	424,415	160,493
Net increase in cash	(46,339)	(318,604)	371,262	783,052
Cash and restricted cash, beginning of year	333,463	2,292,725	1,921,463	1,138,411
Cash and restricted cash, end of year	$ 287,124	1,974,121	2,292,725	1,921,463
The Group's VIEs
Financial information of the Group's VIEs
Total assets		521,044	268,484
Total liabilities		214,588	112,655
Total revenues		161,816
Net income (loss)		18,406	(4,088)	(2,300)
Net cash provided by (used in) operating activities		5,855	(7,131)	1,257
Net cash provided by (used in) investing activities		(83,936)	4,152	(126,716)
Net cash provided by financing activities		157,500	3,334	126,745
Net increase in cash		78,919	355	1,286
Cash and restricted cash, beginning of year		7,882	7,527	6,241
Cash and restricted cash, end of year		¥ 86,801	¥ 7,882	¥ 7,527